Investment Strategy	May 01, 2026
Global Luxury Goods Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies producing, processing, distributing, and manufacturing luxury products, services, or equipment. Luxury goods are defined as those products or services that are not essential to livelihood but are highly desired within a culture or society. Luxury products include apparel, textile products, automobiles, home and office products, jewelry, and leisure products such as music, recreation and sporting goods. Luxury services include commercial services, gaming, lodging, restaurants, passenger transportation and transit services, recreational and entertainment facilities, consumer product distribution, retail, consumer goods rental, educational services, and personal care services. The securities in which the fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, luxury goods companies, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The fund may also invest, consistent with its 80% investment policy, in companies engaged in the exploration, production, processing, refinement, or commercialization of gold or other precious metals, as well as financial services companies whose primary business is providing private banking, wealth management, asset management, investment advisory, brokerage, custodial, or related services predominantly to high net worth or ultra-high net worth individuals or family offices, as such companies’ revenues and earnings are economically linked to discretionary spending, luxury consumption, and global wealth creation or preservation.

The fund may invest a significant portion of its assets in foreign companies, including companies in emerging markets. The fund may invest in companies of any market capitalization.

The fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company’s principal operations are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund may participate in private placements and initial public offerings (IPOs). The fund may also purchase call and put options, and the fund’s current intention is to purchase only exchange-traded options. The fund may purchase put options to hedge the fund’s portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. The fund’s use of options may also include participation in long-term equity anticipation securities (LEAPS). The fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets. In an effort to enhance the fund’s risk-adjusted performance, the fund may enter into covered option writing transactions. The fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets.

The fund may also invest in fixed-income securities of any credit quality and maturity, and the weighted average maturity of the portfolio may vary substantially over time. Up to 10% of the fund’s net assets may be invested in fixed-income securities rated below investment grade (“junk bonds”). Investment grade debt securities are debt securities rated in one of the top four categories by a national rating organization or, if unrated, determined by the Adviser to be of comparable quality. Certain fixed-income securities held by the fund may be illiquid.

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies producing, processing, distributing, and manufacturing luxury products, services, or equipment. Luxury goods are defined as those products or services that are not essential to livelihood but are highly desired within a culture or society. Luxury products include apparel, textile products, automobiles, home and office products, jewelry, and leisure products such as music, recreation and sporting goods. Luxury services include commercial services, gaming, lodging, restaurants, passenger transportation and transit services, recreational and entertainment facilities, consumer product distribution, retail, consumer goods rental, educational services, and personal care services.
Gold and Precious Metals Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium, as well as diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds (“ETFs”) that represent interests in, or related to, these precious metals. The fund may invest in foreign or emerging market securities. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, options and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund may also short positions in the fund’s portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

The fund focuses on selecting companies with established producing mines that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. The fund invests across senior mining companies, as well as junior and intermediate mining companies. Junior mining companies typically have small market capitalization and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser’s stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, such as platinum, palladium and silver, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium, as well as diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds (“ETFs”) that represent interests in, or related to, these precious metals. The fund may invest in foreign or emerging market securities. The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. In addition, the fund may invest up to 15% of its net assets in illiquid securities.
World Precious Minerals Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious stones and minerals, including but not limited to, gold, silver, platinum group, palladium, rare earth minerals, and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds (“ETFs”) that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, options and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of a company.

The fund may also short positions in the fund’s portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price. The Adviser’s stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co- products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious stones and minerals, including but not limited to, gold, silver, platinum group, palladium, rare earth minerals, and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds (“ETFs”) that represent interests in, or related to, these precious minerals.
Global Resources Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population.

The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, hard rock or oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, base metals and specialty minerals, gold and precious metals, iron and steel, paper and forest products, agricultural products and commodities, agricultural producers and agricultural product wholesalers, containers and packaging, including packaged food companies, companies that supply materials to or generate wind, solar and hydro power or store energy, and uranium.

The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, options, exchange-traded funds (“ETFs”) that represent interests in, or related to, natural resources, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

The fund may also short positions in the fund’s portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

For its “bottom-up” selection strategy, the Adviser looks at a company’s relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, hard rock or oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, base metals and specialty minerals, gold and precious metals, iron and steel, paper and forest products, agricultural products and commodities, agricultural producers and agricultural product wholesalers, containers and packaging, including packaged food companies, companies that supply materials to or generate wind, solar and hydro power or store energy, and uranium.
Near-Term Tax Free Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Adviser uses a matrix of “top-down” macro models and “bottom-up” fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond’s credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Under normal market conditions, the Near-Term Tax Free Fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. This policy is a fundamental policy of the fund and may not be changed without the approval of a majority of the outstanding shares of the fund. The fund may also invest in ETFs and other registered investment companies that provide exposure to municipal securities that exhibit yield, duration, and other characteristics comparable to the municipal securities in which the fund invests directly. The fund’s investments in such ETFs and registered investment companies will count toward satisfaction of the fund’s 80% policy. The fund will maintain a weighted-average portfolio maturity of five years or less. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody’s Investors Services (Aaa, Aa, A, Baa) or by Standard & Poor’s Corporation (AAA, AA, A, BBB) (or, if not rated by Moody’s or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Near-Term Tax Free Fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. This policy is a fundamental policy of the fund and may not be changed without the approval of a majority of the outstanding shares of the fund. The fund may also invest in ETFs and other registered investment companies that provide exposure to municipal securities that exhibit yield, duration, and other characteristics comparable to the municipal securities in which the fund invests directly. The fund’s investments in such ETFs and registered investment companies will count toward satisfaction of the fund’s 80% policy. The fund will maintain a weighted-average portfolio maturity of five years or less. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.
U.S. Government Securities Ultra-Short Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities. For purposes of the Fund’s 80% policy, the Fund may invest in U.S. Treasury securities and obligations of the agencies and instrumentalities of the U.S. directly, or indirectly via exchange-traded funds (“ETFs”) that represent interests in, or relate to, such investments.

Although the value of the fund’s shares will fluctuate, the Adviser seeks to manage the magnitude of fluctuations by limiting the fund’s dollar-weighted average effective maturity to two years or less.

In selecting investments, the Adviser’s analysis encompasses an interest rate forecast that considers such factors as economic growth, inflation expectations and expected monetary policy actions. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund’s portfolio, which analyzes yields, maturities and bond ratings of particular bonds.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities. For purposes of the Fund’s 80% policy, the Fund may invest in U.S. Treasury securities and obligations of the agencies and instrumentalities of the U.S. directly, or indirectly via exchange-traded funds (“ETFs”) that represent interests in, or relate to, such investments.